Document and Entity Information	Mar. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	PARTY CITY HOLDCO INC.
Entity Central Index Key	0001592058
Entity Emerging Growth Company	false
Entity File Number	001-37344
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-0539758
Entity Address, Address Line One	80 Grasslands Road
Entity Address, City or Town	Elmsford
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10523
City Area Code	(914)
Local Phone Number	345-2020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value: $0.01/share
Trading Symbol	PRTY
Security Exchange Name	NYSE